Stock-based compensation - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares subject to option
Beginning Balance (shares)	4,143,575
Granted (shares)	0	0	0
Exercised (shares)	(1,717,323)
Canceled/Expired (shares)	(91,014)
Ending Balance (shares)	2,335,238	4,143,575
Vested and expected to vest (shares)	2,335,238
Exercisable (shares)	2,335,238
Weighted-average exercise price
Beginning Balance (usd per share)	$ 26.03
Granted (usd per share)	0
Exercised (usd per share)	28.65
Canceled/Expired (usd per share)	28.96
Ending Balance (usd per share)	23.99	$ 26.03
Vested and expected to vest (usd per share)	23.99
Exercisable (usd per share)	$ 23.99
Weighted-average remaining contractual term (in years)
Weighted- average remaining contractual term (in years)	10 months 24 days	1 year 4 months 24 days
Vested and expected to vest	10 months 24 days
Exercisable	10 months 24 days